Earnings Per Share - Schedule of Potentially dilutive securities (Details) - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,432,481		35,968,777		69,927,614		71,984,721
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0		27,543,266		56,361,224		56,355,551
Outstanding stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,682,520		7,493,066		11,645,320		14,999,056
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	[1]	616,506	[1]	1,324,635	[2]	0	[2]
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0		291,502		596,435		580,114
Preferred stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0		24,437		0		50,000

[1]	Assumes conversion at $9.80 per share.
[2]	Assumes conversion at $4.79 per share.